SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years	7 years
UNITED STATES
Property, Plant and Equipment [Line Items]
Cash, Uninsured Amount	$ 255,188	$ 643,658	$ 1,622,730
ISRAEL
Property, Plant and Equipment [Line Items]
Cash, Uninsured Amount	$ 3,490,760	$ 144,399	$ 683,507
Israel, New Shekels
Property, Plant and Equipment [Line Items]
Currency Exchange Rate	3.824	3.519	3.110